Note 17 - Commitments And Contingent Liabilities	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
17.　COMMITMENTS AND CONTINGENT LIABILITIES

The Company is involved in litigation and claims arising in the ordinary course of business. In evaluating the matter on an ongoing basis, the Company takes into account amounts already accrued on the balance sheet.  The Company believes that an exposure to loss does not exist in excess of the amount accrued and the negative adverse outcome of such litigation and claims would not have a significant impact on the consolidated financial position or results of operations.

On September 1, 2010, IIJ-Global entered into a Solutions Engagement Agreement with IBM Japan Ltd,   IIJ-Global’s largest sales partner. This agreement, which establishes the basis for a procurement relationship between IIJ-Global and IBM Japan, contains indemnification for IIJ-Global to perform services, functions, responsibilities and others in a way that were being performed by AT&T Japan.

In May 2006, January 2007, January 2008 and January 2015, IIJ made agreements (four agreements in total) for investing in funds which invest in mainly unlisted stocks with an investment advisory company. IIJ committed to provide up to $5,000 thousand for each fund ($20,000 thousand in total) upon the request of the fund until January 31, 2027. IIJ has provided a total of $13,342 thousand to them as of March 31, 2015. The amounts invested in their funds were recorded as other investments in the Company’s consolidated balance sheets.

In April 2013, IIJ made an agreement for investing in a corporation reconstruction fund with an investment advisory company. IIJ committed to provide up to ¥100,000 thousand upon the request of the fund until April 23, 2018. IIJ has provided a total of ¥41,254 thousand to the fund as of March 31, 2015. The amounts invested in the fund were recorded as other investments in the Company’s consolidated balance sheets.